UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2008

John Hancock Money Market Fund
Securities owned by the Fund on
June 30, 2008 (Unaudited)

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating (A)	(000)	Value

Commercial Paper 54.11%					$194,470,014
(Cost $194,470,014)

Asset Backed - Finance 3.01%					10,822,498
Falcon Asset Securitization Co.	2.750	07/09/08	Tier 1	$1,500	1,499,083
Ranger Funding Co., LLC	2.610	07/03/08	Tier 1	7,000	6,998,985
Ranger Funding Co., LLC	2.700	07/10/08	Tier 1	2,326	2,324,430

Asset Backed - Loan Receivables 10.82%					38,894,618
Govco, LLC	2.650	07/03/08	Tier 1	5,000	4,999,264
Govco, LLC	2.600	07/07/08	Tier 1	5,000	4,997,833
Govco, LLC	2.650	07/08/08	Tier 1	2,400	2,398,763
Jupiter Securitization Corp.	2.650	07/02/08	Tier 1	6,000	5,999,558
Jupiter Securitization Corp.	2.600	07/01/08	Tier 1	3,500	3,500,000
Park Avenue Receivables Corp.	2.700	07/02/08	Tier 1	4,500	4,499,663
Park Avenue Receivables Corp.	2.380	07/02/08	Tier 1	7,000	6,999,537
Park Avenue Receivables Corp.	2.600	07/01/08	Tier 1	5,500	5,500,000

Asset Backed Sec - Auto Loan 0.89%					3,200,000
Volkswagen AG	3.050	07/01/08	Tier 2	3,200	3,200,000

Asset Backed Sec - Others 2.25%					8,099,393
Yorktown Capital, LLC	2.500	07/01/08	Tier 1	4,100	4,100,000
Yorktown Capital, LLC	2.730	07/03/08	Tier 1	4,000	3,999,393

Automobiles - Parts & Equipment 0.89%					3,194,027
Autoliv, Inc.	2.800	07/25/08	Tier 2	3,200	3,194,027

Banks - Foreign 13.21%					47,457,399
Abbey National PLC	2.230	07/03/08	Tier 1	4,000	3,999,504
BNP Paribas	2.450	07/07/08	Tier 1	2,200	2,199,102
BNP Paribas	2.650	07/02/08	Tier 1	5,100	5,099,635
BNP Paribas	2.500	07/08/08	Tier 1	5,000	4,997,570
Deutsche Bank AG	2.390	08/11/08	Tier 1	4,000	3,989,112
Royal Bank of Canada	2.320	07/24/08	Tier 1	5,500	5,491,848
Royal Bank of Canada	2.230	07/08/08	Tier 1	5,000	4,997,832
Royal Bank of Canada	2.240	07/11/08	Tier 1	5,000	4,996,889
Societe Generale New York	2.750	08/06/08	Tier 1	3,700	3,689,825
Societe Generale New York	2.260	07/09/08	Tier 1	4,500	4,497,736
Societe Generale New York	2.430	07/08/08	Tier 1	3,500	3,498,346

Banks - U.S. 5.01%					17,991,414
JPMorgan Chase & Co.	2.300	07/21/08	Tier 1	3,000	2,996,167
Wells Fargo Bank NA	2.250	07/03/08	Tier 1	5,000	4,999,375
Wells Fargo Bank NA	2.270	07/07/08	Tier 1	5,000	4,998,108
Wells Fargo Bank NA	2.300	07/08/08	Tier 1	5,000	4,997,764

Diversified Financial Services 2.83%					10,181,172
General Electric Capital Corp.	2.450	08/04/08	Tier 1	2,000	1,995,372
General Electric Capital Corp.	2.400	08/01/08	Tier 1	5,000	4,989,667
Textron, Inc.	2.900	07/16/08	Tier 2	3,200	3,196,133

Drug Retail 1.67%					5,983,800
Pzifer, Inc.	2.700	08/06/08	Tier 1	6,000	5,983,800

Electric Utilities 0.83%					2,998,338
Dominion Resources, Inc.	2.850	07/08/08	Tier 2	3,000	2,998,338

John Hancock Money Market Fund
Securities owned by the Fund on
June 30, 2008 (Unaudited)

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating (A)	(000)	Value

Food 4.78%					$17,179,598
Cargill, Inc.	2.450	08/05/08	Tier 1	$6,000	5,985,708
Cargill, Inc.	2.350	07/11/08	Tier 1	3,000	2,998,042
Coca-Cola Enterprises, Inc.	2.150	07/09/08	Tier 1	5,000	4,997,611
Kraft Foods, Inc.	2.480	07/09/08	Tier 2	3,200	3,198,237

Investment Banking & Brokerage 2.50%					8,983,794
Goldman Sachs Group, Inc.	2.300	08/11/08	Tier 1	2,000	1,994,761
Morgan Stanley	2.820	07/21/08	Tier 1	7,000	6,989,033

Telecommunications 5.42%					19,483,963
AT&T, Inc.	2.220	07/22/08	Tier 1	3,505	3,500,461
AT&T, Inc.	2.240	07/14/08	Tier 1	4,000	3,996,765
Verizon Global Funding Corp.	2.490	07/17/08	Tier 1	6,000	5,993,360
Verizon Global Funding Corp.	2.500	07/21/08	Tier 1	4,000	3,994,444
Verizon Global Funding Corp.	2.400	07/09/08	Tier 1	2,000	1,998,933

Corporate Interest-Bearing Obligations 35.80%					$128,667,543
(Cost $128,667,543)

Asset Backed Sec - Auto Loan 2.99%					10,726,929
Capital Auto Receivables Asset Trust (S)	3.386	02/17/09	Tier 1	$2,083	2,082,644
Ford Credit Auto Owner Trust (S)	4.018	02/13/09	Tier 1	618	617,766
Ford Credit Auto Owner Trust	2.766	05/15/09	Tier 1	1,406	1,405,752
Honda Auto Receivables Owners Trust	2.917	07/20/09	Tier 1	3,000	3,000,000
Hyundai Auto Receivables Trust	2.849	07/15/09	Tier 1	3,000	3,000,000
Nissan Auto receivables Owner Trust	5.264	10/15/08	Tier 1	138	138,084
Nissan Auto receivables Owner Trust	3.998	01/15/09	Tier 1	483	482,683

Automobiles And Trucks 1.67%					6,000,000
Toyota Motor Credit Corp. (P)	2.493	06/19/09	Tier 1	6,000	6,000,000

Banks - Foreign 0.70%					2,519,727
Abbey National Treasury Services PLC	2.751	09/30/08	Tier 1	2,520	2,519,727

Banks - U.S. 7.52%					27,028,775
Bank of America Corp.	5.875	02/15/09	Tier 1	2,183	2,217,025
Bank of America Corp.	3.250	08/15/08	Tier 1	6,920	6,919,836
Bank of America Corp.	2.920	07/25/08	Tier 1	1,610	1,610,010
Bank of America Corp. (P)	2.638	02/27/09	Tier 1	1,500	1,497,671
Fleet National Bank	5.750	01/15/09	Tier 1	1,645	1,667,742
U.S. Bank NA	5.700	12/15/08	Tier 1	6,805	6,881,585
U.S. Bank NA	3.400	03/02/09	Tier 1	2,000	2,006,104
U.S. Bank NA	4.400	08/15/08	Tier 1	4,220	4,228,802

Diversified Financial Services 9.90%					35,583,366
General Electric Capital Corp. (P)	2.826	12/12/08	Tier 1	1,000	1,000,185
General Electric Capital Corp. (P)	2.717	12/09/08	Tier 1	5,962	5,965,427
General Electric Capital Corp. (P)	2.823	01/05/09	Tier 1	3,000	3,000,091
Goldman Sachs Group, Inc.	3.875	01/15/09	Tier 1	3,315	3,320,975
Goldman Sachs Group, Inc. (P)	3.013	07/29/08	Tier 1	6,800	6,801,641
Goldman Sachs Group, Inc. (P)	2.806	11/10/08	Tier 1	4,000	3,995,308
IBM Corp. (P)	2.735	02/13/09	Tier 1	2,500	2,499,374
IBM Corp. (P)(S)	2.478	09/08/08	Tier 1	9,000	9,000,365

Finance - Auto Loans 1.39%					4,999,958
American Honda Finance Corp. (S)	2.698	07/07/08	Tier 1	5,000	4,999,958

John Hancock Money Market Fund
Securities owned by the Fund on
June 30, 2008 (Unaudited)

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating (A)	(000)	Value

Finance - Consumer Loans 1.36%					$4,879,760
John Deere Capital Corp.	4.875	03/16/09	Tier 1	$1,860	1,883,007
John Deere Capital Corp.	4.500	08/25/08	Tier 1	3,000	2,996,753

Finance - Credit Card 1.25%					4,500,000
American Express Co.	2.732	09/17/08	Tier 1	4,500	4,500,000

Health Care Supplies 1.29%					4,650,412
Procter & Gamble Co. (P)	2.789	02/19/09	Tier 1	1,650	1,650,000
Procter & Gamble Co. (S)	2.793	07/06/09	Tier 1	3,000	3,000,412

Investment Banking & Brokerage 0.86%					3,106,538
Bank One Corp.	6.000	08/01/08	Tier 1	3,100	3,106,538

Machinery - Construction & Mining 4.50%					16,159,701
Caterpillar Financial Services Corp.	2.700	07/15/08	Tier 1	6,044	6,042,912
Caterpillar Financial Services Corp.	3.450	01/15/09	Tier 1	1,865	1,867,337
Caterpillar Financial Services Corp.	2.977	10/28/08	Tier 1	3,000	3,001,178
Caterpillar Financial Services Corp. (P)	2.779	05/18/09	Tier 1	1,550	1,548,738
Caterpillar Financial Services Corp.	2.766	03/10/09	Tier 1	3,700	3,699,536

Telecommunications 2.37%					8,512,377
AT&T, Inc. (P)	2.888	11/14/08	Tier 1	6,235	6,237,778
BellSouth Corp.	2.776	08/15/08	Tier 1	2,275	2,274,599

Certificates Of Deposit 0.78%					$2,799,973
(Cost $2,799,973)

Banks - Foreign 0.78%					2,799,973
Abbey National Treasury Services PLC	2.409	07/02/08	Tier 1	$2,800	2,799,973

U.S. government & agency securities 9.47%					$34,014,301
(Cost $34,014,300)

Government U.S. Agencies 9.47%					34,014,301
Federal Home Loan Bank	2.800	02/06/09	Tier 1	$3,630	3,630,000
Federal Home Loan Bank	2.625	04/30/09	Tier 1	6,065	6,065,000
Federal Home Loan Bank	2.375	04/07/09	Tier 1	4,180	4,179,301
Federal Home Loan Mortgage Corp.	2.400	04/02/09	Tier 1	10,500	10,500,000
Federal Home Loan Mortgage Corp.	2.400	04/07/09	Tier 1	3,640	3,640,000
Federal Home Loan Mortgage Corp.	3.300	06/23/09	Tier 1	3,000	3,000,000
Federal Home Loan Mortgage Corp.	3.000	07/10/09	Tier 1	3,000	3,000,000

				Par value
Issuer, description, maturity date				(000)	Value

Repurchase Agreement 0.22%					$776,000
(Cost $776,000)

Joint Repurchase Agreement 0.22%					776,000
Joint Repurchase Agreement with Bank of America Corp. dated
6-30-08 at 1.50% to be repurchased at $776,032 on 7-1-08,
collateralized by $635,763 U.S. Treasury Inflation Indexed Note
1.875% on 7-15-13 (valued at $791,520 including interest).				$776	776,000

John Hancock Money Market Fund
Securities owned by the Fund on
June 30, 2008 (Unaudited)

Total investments (Cost $360,727,830)† 100.38%	$360,727,831

Other assets and liabilities, net (0.38%)	($1,353,090)

Total net assets 100.00%	$359,374,741

The percentage shown for each investment category is
the total value of that category as a percentage of the net
assets of the Fund.

(A)	Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the
Investment Company Act of 1940, owned by the Fund.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $19,701,145 or 5.48% of the net assets of the Fund as of June 30, 2008.

†	At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was
$360,727,830.

Notes to portfolio of investments

Security valuation
Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, as amended, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	-	-
Level 2 – Other Significant Observable Inputs	$360,727,831	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$360,727,831	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q1 6/08
8/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 20, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: August 20, 2008